Earnings (Loss) Per Common Share Applicable to Common Shareholders of MUFG	12 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Earnings Per Common Share Applicable to Common Shareholders of MUFG	EARNINGS (LOSS) PER COMMON SHARE APPLICABLE TO COMMON SHAREHOLDERS OF MUFG
Reconciliations of net income (loss) and weighted average number of common shares outstanding used for the computation of basic EPS to the adjusted amounts for the computation of diluted EPS for the fiscal years ended March 31, 2020, 2021 and 2022 are as follows:

	2020	2021	2022
	(in millions)
Income (loss) (Numerator):
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥305,955	¥1,117,298	¥(83,320)
Effect of dilutive instruments:
Stock acquisition rights and restricted stock units—Morgan Stanley	(2,861)	(4,159)	(5,361)
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥303,094	¥1,113,139	¥(88,681)

	2020	2021	2022
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	12,912,790	12,859,737	12,798,060
Effect of dilutive instruments:
Stock acquisition rights and the common shares of MUFG under the Board Incentive Plan(1)	166	—	—
Weighted average common shares for diluted computation	12,912,956	12,859,737	12,798,060

	2020	2021	2022
	(in yen)
Earnings (loss) per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings (loss) per common share:
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group	¥23.69	¥86.88	¥(6.51)
Diluted earnings (loss) per common share:
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group(1)	¥23.47	¥86.56	¥(6.93)

Note:
(1)For the fiscal years ended March 31, 2020, 2021 and 2022, the performance-based plan under the Board Incentive Plan could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.